Taxes (Details) - USD ($)		3 Months Ended				5 Months Ended	7 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2020	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2021	Aug. 31, 2020	Aug. 27, 2020	Dec. 31, 2019	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019
Income Tax Examination [Line Items]
Benefit from income taxes			$ 2,422		$ 404,809				$ 1,247,517	$ 486,761		$ 1,247,517
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Income Tax Examination [Line Items]
Benefit from income taxes	$ 11,212,000	$ 2,089,000		$ 8,891,000		$ (21,934,000)	$ 68,455,000	$ 68,455,000			$ 11,212,000		$ 5,027,000
Pretax losses		$ 39,500,000		$ 442,800,000